Institutional Service Class | U.S. Treasury Portfolio
Summary of the Institutional Service Shares of the U.S. Treasury Portfolio
Investment Objective
The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Fees and Expenses of the U.S. Treasury Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the U.S. Treasury Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Service Class U.S. Treasury Portfolio Institutional Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Service Class U.S. Treasury Portfolio Institutional Service Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (includes Administration Fees listed below)		0.12%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.49%
Fee Waivers	[1]	0.02%
Total Annual Fund Operating Expenses After Fee Waivers		0.47%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Treasury Portfolio's Institutional Service Shares (after voluntary waivers) will not exceed 0.47% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Service Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Service Class U.S. Treasury Portfolio Institutional Service Shares	48	155	272	614

Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio’s net assets may be invested in other United States Government obligations and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Principal Risks

  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.

  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.

  In June 2013, the Securities and Exchange Commission (“SEC”) proposed reforms to money market fund regulations, which, if adopted, may affect the Portfolio’s operations and/or return potential.

  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

  The U.S. Treasury Portfolio’s investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Service Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
U.S. Treasury Portfolio – Institutional Service Shares % Total Return Calendar Year End

As of June 30, 2014, the U.S. Treasury Portfolio Institutional Service Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Institutional Service Shares’ highest quarterly return was 1.21% for the quarter ended December 31, 2006; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2013
Average Annual Total Returns	One Year	Five Years	Ten Years	Since Inception	Inception Date
Institutional Service Class U.S. Treasury Portfolio Institutional Service Shares	none	0.01%	1.39%	2.53%	Nov. 29, 1995